SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about borrowings [abstract]
SHORT-TERM AND LONG-TERM DEBT	NOTE 8 – SHORT-TERM AND LONG-TERM DEBT
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2018	December 31, 2017
Short-term bank loans and other credit facilities including commercial paper[1]	3,430	1,735
Current portion of long-term debt	1,060	976
Lease obligations	66	74
Total	4,556	2,785

1.	The weighted average interest rate on short-term borrowings outstanding was 2.9% and 3.1% as of June 30, 2018 and December 31, 2017, respectively.

Short-term bank loans and other credit facilities include short-term loans, overdrafts and commercial paper.
On May 14, 2018, ArcelorMittal entered into a term facility agreement in the amount of 1 billion. The proceeds are on deposit.
On January 16, 2018, the Company entered into a fully drawn bilateral term loan due July 16, 2018, for an amount of €400 million (466). The bilateral term loan was fully repaid at maturity on July 16, 2018.
In 2014, ArcelorMittal entered into certain short-term committed bilateral credit facilities. The facilities were subsequently extended annually. As of June 30, 2018, the facilities, totaling 0.9 billion, remain fully available.
The Company has a commercial paper program enabling borrowings of up to €1.5 billion. As of June 30, 2018, the outstanding amount was 1,445.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2018	December 31, 2017
Corporate
5.5 billion Revolving Credit Facility - 2.3 billion tranche	2019	Floating		—	—
5.5 billion Revolving Credit Facility - 3.2 billion tranche	2021	Floating		—	—
€500 million Unsecured Notes[2]	2018	Fixed	5.75%	—	400
€400 million Unsecured Notes[3]	2018	Floating	1.70%	—	480
€750 million Unsecured Notes	2019	Fixed	3.00%	873	897
500 Unsecured Notes	2020	Fixed	5.13%	323	323
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	226	230
€600 million Unsecured Notes	2020	Fixed	2.88%	696	715
1.0 billion Unsecured Bonds[4]	2020	Fixed	5.25%	622	622
1.5 billion Unsecured Notes[4]	2021	Fixed	5.50%	753	753
€500 million Unsecured Notes	2021	Fixed	3.00%	580	597
€750 million Unsecured Notes	2022	Fixed	3.13%	871	895
1.1 billion Unsecured Notes[4]	2022	Fixed	6.25%	656	655
€500 million Unsecured Notes	2023	Fixed	0.95%	578	593
500 Unsecured Notes	2025	Fixed	6.13%	497	497
1.5 billion Unsecured Bonds[4]	2039	Fixed	7.00%	1,093	1,092
1.0 billion Unsecured Notes[4]	2041	Fixed	6.75%	619	619
Other loans	2019 - 2021	Fixed	1.25% - 3.46%	50	53
EIB loan	2025	Fixed	1.16%	408	420
Other loans	2019 - 2035	Floating	0.01% - 4.63%	653	672
Total Corporate				9,498	10,513

Americas
Other loans	2019 - 2026	Fixed/Floating	2.05% - 10.00%	108	107
Total Americas				108	107

Europe, Asia & Africa
Other loans	2019 - 2027	Fixed/Floating	0.00% - 5.35%	80	85
Total Europe, Asia & Africa				80	85

Total				9,686	10,705
Less current portion of long-term debt				(1,060)	(976)

Total long-term debt (excluding lease obligations)				8,626	9,729
Lease obligations [5]				337	414
Total long-term debt, net of current portion				8,963	10,143

1.
Rates applicable to balances outstanding at June 30, 2018, including the effect of decreases following upgrades. For debt that has been redeemed in its entirety during first semester 2018, the interest rate refers to the rates at the repayment date. On February 1, 2018, S&P upgraded ArcelorMittal’s credit rating and placed it on stable outlook. On June 22, 2018, Moody's upgraded ArcelorMittal’s credit rating and placed it on stable outlook. On July 13, 2018, Fitch upgraded ArcelorMittal’s credit rating and placed it on stable outlook.

2.	Amount outstanding was repaid at the original maturity, March 29, 2018.

3.	Amount outstanding was repaid at the original maturity, April 9, 2018.

4.	Interest decreased by 0.5% as a result of the upgrade by S&P and Moody's of ArcelorMittal's credit rating on February 1, 2018 and June 22, 2018, respectively.

5.	Net of current portion of 66 and 74 as of June 30, 2018 and December 31, 2017, respectively.

Corporate
5.5 billion revolving credit facility
On December 21, 2016, ArcelorMittal signed an agreement for a 5.5 billion revolving credit facility (“The Facility”). This Facility amends and restates the 6 billion revolving credit facility dated April 30, 2015. The amended agreement incorporates a first tranche of 2.3 billion maturing on December 21, 2019, and a second tranche of 3.2 billion maturing on December 21, 2021, restoring the Facility to the original tenors of 3 years and 5 years. The Facility may be used for general corporate purposes. As of June 30, 2018, the 5.5 billion revolving credit facility remains fully available.
Bonds
On April 9, 2018, at maturity, ArcelorMittal repaid its €400 million (491) Floating Rate Notes.
On March 29, 2018, at maturity, ArcelorMittal repaid the €334 million (411) principle amount that remained outstanding, following the cash tender offers in April 2016, of its €500 million 4.5% unsecured bonds.
European Investment Bank (“EIB”) loan
On December 16, 2016, ArcelorMittal signed a €350 million finance contract with the European Investment Bank in order to finance European research, development and innovation projects over the period 2017-2020 within the European Union, predominantly France, Belgium and Spain, but also in the Czech Republic, Poland, Luxembourg and Romania. This operation benefits from a guarantee from the European Union under the European Fund for Strategic Investments. As of June 30, 2018, €350 million (408) was fully drawn down.
Europe, Asia and Africa
On December 21, 2017, ArcelorMittal Kryvyi Rih entered into a 175 loan agreement with the European Bank for Reconstruction and Development in order to support the upgrade of its production facilities, energy efficiency improvement and environmental impact reduction. The loan agreement also provides for an additional 175 in loan facilities which are currently uncommitted. As of June 30, 2018, the facility remains fully available.
On May 25, 2017, ArcelorMittal South Africa signed a 4.5 billion South African rand revolving borrowing base finance facility maturing on May 25, 2020. Any borrowings under the facility are secured by certain eligible inventory and receivables, as well as certain other working capital and related assets of ArcelorMittal South Africa. The facility is used for general corporate purposes. The facility is not guaranteed by ArcelorMittal. As of June 30, 2018, 2.9 billion South African rand (208) was drawn.
Other
Certain debt agreements of the Company or its subsidiaries contain certain restrictive covenants. Among other things, these covenants limit encumbrances on the assets of ArcelorMittal and its subsidiaries, the ability of ArcelorMittal’s subsidiaries to incur debt and the ability of ArcelorMittal and its subsidiaries to dispose of assets in certain circumstances. Certain of these agreements also require compliance with a financial covenant.
The other loans relate to various debt with banks and public institutions.

Hedge of net investments
As of April 1, 2018, the Company designated a portfolio of euro denominated debt (€5,261 million as of June 30, 2018) as a hedge of certain euro denominated investments (€7,827 million as of June 30, 2018) in order to mitigate the foreign currency risk arising from certain euro denominated subsidiaries' net assets. The risk arises from the fluctuation in spot exchange rates between the U.S. dollar and euro, which causes the amount of the net investments to vary. The hedged risk in the hedge of net investments is a risk of a weakening euro against the U.S. dollar that will result in a reduction in the carrying amount of the
Company's net investments in the subsidiaries subject to the hedge. The euro denominated debt is designated as a hedging instrument for the change in the value of the net investments that is attributable to changes in the euro/U.S. dollar spot rate.
To assess hedge effectiveness, the Company determines the economic relationship between the hedging instrument and the hedge item by comparing changes in the carrying amount of the debt portfolio that are attributable to a change in the spot rate with changes in the net investments in the foreign operations due to movements in the spot rate.
As of June 30, 2018, the Company recognized 369 foreign exchange gains arising on the translation of the euro denominated debt designated as a hedge of the euro denominated net investments in foreign operations in other comprehensive income within the foreign exchange translation reserve.